UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05983

The New Germany Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

The New Germany Fund, Inc.

Schedule of Investments                                                                       as of September 30, 2016 (Unaudited)

	Shares	Value ($)
Germany 77.3%
Common Stocks 73.8%
Aerospace & Defense 3.5%
MTU Aero Engines AG	90,252	9,132,526

Chemicals 12.7%
Covestro AG 144A	182,781	10,809,729
Evonik Industries AG	160,583	5,430,556
K+S AG (Registered)†	177,074	3,359,744
Symrise AG	165,890	12,159,563
Wacker Chemie AG	15,994	1,347,934
		33,107,526
Commercial Services & Supplies 0.5%
Bilfinger SE*	36,695	1,211,048

Communications Equipment 0.2%
ADVA Optical Networking SE*	43,828	441,276

Diversified Financial Services 0.5%
GRENKE AG	6,074	1,168,842

Diversified Telecommunication Services 1.1%
Telefonica Deutschland Holding AG	679,099	2,732,674

Electrical Equipment 3.9%
OSRAM Licht AG	172,937	10,155,649

Electronic Equipment, Instruments & Components 0.9%
Jenoptik AG	122,743	2,244,061

Food & Staples Retailing 3.3%
METRO AG	290,878	8,658,511

Food Products 0.8%
Suedzucker AG	78,382	2,178,606

Health Care Equipment & Supplies 0.2%
STRATEC Biomedical AG	10,473	603,724

Health Care Technology 0.7%
CompuGroup Medical SE	41,161	1,897,976

Household Durables 0.4%
HELMA Eigenheimbau AG†	14,378	963,900

Industrial Conglomerates 1.5%
Rheinmetall AG	54,506	3,794,950

Insurance 1.1%
Hannover Rueck SE	27,620	2,959,029

Internet & Catalog Retail 4.3%
Zalando SE 144A*	267,124	11,151,213

Internet Software & Services 4.9%
Scout24 AG 144A*	75,833	2,556,406
United Internet AG (Registered)	218,101	9,652,480
XING AG	3,163	664,825
		12,873,711
IT Services 2.5%
Wirecard AG	125,655	6,530,432

Life Sciences Tools & Services 1.3%
Evotec AG*	125,975	711,047
Gerresheimer AG	17,149	1,457,415
MorphoSys AG*	26,540	1,110,161
		3,278,623

	Shares	Value ($)
Machinery 8.6%
GEA Group AG	197,888	10,987,141
KION Group AG	108,837	7,046,934
KUKA AG*	30,784	3,723,827
Pfeiffer Vacuum Technology AG	7,854	746,640
		22,504,542
Media 1.2%
CTS Eventim AG & Co. KGaA	53,964	1,921,661
Stroeer SE & Co. KGaA†	26,971	1,172,287
		3,093,948
Metals & Mining 2.5%
Aurubis AG	78,295	4,388,007
Salzgitter AG	66,279	2,172,142
		6,560,149
Pharmaceuticals 1.7%
STADA Arzneimittel AG	78,737	4,376,061

Real Estate Management & Development 9.9%
ADO Properties SA 144A	92,077	3,683,423
Deutsche Wohnen AG	239,914	8,722,628
LEG Immobilien AG*	94,162	9,013,940
TLG Immobilien AG	170,632	3,852,999
VIB Vermoegen AG	27,403	612,160
		25,885,150
Semiconductors & Semiconductor Equipment 0.4%
AIXTRON SE*†	118,504	723,075
Siltronic AG*	15,042	397,467
		1,120,542
Software 1.4%
Software AG	88,243	3,739,769

Textiles, Apparel & Luxury Goods 0.5%
HUGO BOSS AG	21,603	1,194,951

Trading Companies & Distributors 3.3%
Brenntag AG	157,582	8,606,725

Preferred Stocks 3.5%
Auto Components 1.1%
Schaeffler AG (Cost $ 2,622,395)	177,797	2,813,050

Health Care Equipment & Supplies 1.2%
Sartorius AG (Cost $ 2,014,562)	38,939	3,241,426

Machinery 1.2%
Jungheinrich AG (Cost $ 2,157,430)	92,453	3,127,592

Total Germany (Cost $152,681,169)		201,348,182

Netherlands 20.1%
Common Stocks
Aerospace & Defense 10.2%
Airbus Group SE	439,591	26,595,259

Household Durables 5.0%
Steinhoff International Holdings NV	2,277,006	13,072,254

Life Sciences Tools & Services 4.9%
QIAGEN NV*	464,706	12,796,269

Total Netherlands (Cost $35,744,354)		52,463,782

Luxembourg 1.0%
Common Stocks
Machinery 0.5%
Stabilus SA*	24,784	1,395,274

Media 0.5%
RTL Group SA	15,468	1,285,006

Total Luxembourg (Cost $2,457,656)		2,680,280
	Shares	Value ($)
United Kingdom 1.0%
Common Stocks
Semiconductors & Semiconductor Equipment 1.0%
Dialog Semiconductor PLC* (Cost $1,223,329)	65,165	2,512,747

Securities Lending Collateral 2.5%
Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.63% (Cost $6,421,419) (a) (b)	6,421,419	6,421,419

Cash Equivalents 0.5%
Deutsche Central Cash Management Government Fund, 0.42% (Cost $1,200,964) (b)	1,200,964	1,200,964

	% of Net Assets	Value ($)
Total Investments Portfolio (Cost $199,728,891)**	102.4	266,627,374
Other Assets and Liabilities, Net	(2.4)	(6,154,649)
Net Assets	100.0	260,472,725

*	Non-income producing security.
**	The cost for federal income tax purposes was $200,781,746. At September 30, 2016, net unrealized appreciation for all securities based on tax cost was $65,845,628. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $79,258,672 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $13,413,044.
†	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2016 amounted to $6,152,515, which is 2.4% of net assets.
(a)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A:	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level.  Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Securities are listed in the country of domicile. For purposes of the Fund's investment objective policy to invest in German companies, non-Germany domiciled securities may qualify as German companies as defined in the Fund's Statement of Investment Objectives, Policies and Investment Restrictions.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (c)
Germany	$201,348,182	$—	$—	$201,348,182
Netherlands	52,463,782	—	—	52,463,782
Luxembourg	2,680,280	—	—	2,680,280
United Kingdom	2,512,747	—	—	2,512,747
Short-Term Instruments (c)	7,622,383	—	—	7,622,383
Total	$266,627,374	$—	$—	$266,627,374

There have been no transfers between fair value measurement levels during the period ended September 30, 2016.

(c) See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The New Germany Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 18, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 18, 2016